FINANCING AND LOANS - Maturity Schedule (Details) R$ in Thousands	Dec. 31, 2019 BRL (R$)
FINANCING AND LOANS
Financing and loans	R$ 34,303,730
2021
FINANCING AND LOANS
Financing and loans	12,700,556
2022
FINANCING AND LOANS
Financing and loans	5,229,153
2023
FINANCING AND LOANS
Financing and loans	3,988,053
2024
FINANCING AND LOANS
Financing and loans	2,946,113
2025
FINANCING AND LOANS
Financing and loans	1,228,336
After 2025
FINANCING AND LOANS
Financing and loans	R$ 8,211,519